UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Portfolio of investments are included here.
Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have a portfolio of investments to include here.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2015
	Shares	Value (Note 1)

COMMON STOCKS - 97.88%

Consumer Discretionary - 17.83%
CBS Corp.	5,400	$299,700
Comcast Corp.	2,200	132,308
Delphi Automotive PLC	2,850	242,507
Hilton Worldwide Holdings, Inc.	9,250	254,837
* Liberty Global PLC	2,260	122,198
Lowe's Cos., Inc.	4,800	321,456
NIKE, Inc.	3,150	340,263
Starbucks Corp.	4,850	260,033
The Home Depot, Inc.	2,300	255,599
The Walt Disney Co.	3,800	433,732
Time Warner, Inc.	2,875	251,304
		2,913,937
Consumer Staples - 8.09%
Costco Wholesale Corp.	1,210	163,423
Diageo PLC	2,000	232,080
PepsiCo, Inc.	3,500	326,690
The Coca-Cola Co.	7,000	274,610
Walgreens Boots Alliance, Inc.	3,850	325,094
		1,321,897
Energy - 7.82%
BP PLC	4,065	162,437
EOG Resources, Inc.	3,850	337,068
Noble Energy, Inc.	9,815	418,904
Occidental Petroleum Corp.	2,125	165,261
Phillips 66	2,420	194,955
		1,278,625
Financials - 12.82%
Bank of America Corp.	12,270	208,835
BlackRock, Inc.	900	311,382
Citigroup, Inc.	3,060	169,034
JPMorgan Chase & Co.	3,975	269,346
Morgan Stanley	8,875	344,261
SunTrust Banks, Inc.	10,200	438,804
Wells Fargo & Co.	6,300	354,312
		2,095,974
Health Care - 16.50%
AbbVie, Inc.	1,000	67,190
AmerisourceBergen Corp.	1,500	159,510
Bristol-Myers Squibb Co.	2,600	173,004
* Celgene Corp.	2,700	312,485
Eli Lilly & Co.	2,285	190,775
Gilead Sciences, Inc.	1,500	175,620

		(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
		Shares	Value (Note 1)

Health Care - Continued
	Johnson & Johnson	4,500	$438,570
	Medtronic PLC	3,650	270,465
	Perrigo Co. PLC	2,200	406,626
	Pfizer, Inc.	10,200	342,006
*	Vertex Pharmaceuticals, Inc.	1,300	160,524
			2,696,775
Industrials - 12.68%
	Delta Air Lines, Inc.	3,955	162,471
	Emerson Electric Co.	5,300	293,779
	General Electric Co.	9,000	239,130
	Honeywell International, Inc.	3,200	326,304
	PACCAR, Inc.	2,830	180,582
	The Boeing Co.	1,800	249,696
	Union Pacific Corp.	3,050	290,878
	United Parcel Service, Inc.	3,400	329,494
			2,072,334
Information Technology - 20.68%
	Apple, Inc.	5,300	664,753
	ARM Holdings PLC	6,585	324,443
	Automatic Data Processing, Inc.	3,000	240,690
	Cisco Systems, Inc.	5,875	161,327
*	eBay, Inc.	3,425	206,322
*	Google, Inc.	940	507,638
	Intel Corp.	5,250	159,679
	MasterCard, Inc.	2,650	247,722
	Microsoft Corp.	9,000	397,350
	TE Connectivity Ltd.	2,500	160,750
	Texas Instruments, Inc.	6,000	309,060
			3,379,734
Materials - 1.46%
	International Paper Co.	5,000	237,950
			237,950

	Total Common Stocks (Cost $12,897,545)		15,997,226

SHORT-TERM INVESTMENT - 2.04%
§	Federated Prime Obligations Fund, 0.07%	332,662	332,662

	Total Short-Term Investment (Cost $332,662)		332,662

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
				Value (Note 1)

Total Value of Investments (Cost $13,230,207) - 99.92%				$16,329,888

Other Assets Less Liabilities - 0.08%				13,252

Net Assets - 100%				$16,343,140

*	Non-income producing investment	The following acronym is used in this portfolio:
§	Represents 7 day effective yield	PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets	Value
	Consumer Discretionary	17.83%	$2,913,937
	Consumer Staples	8.09%	1,321,897
	Energy	7.82%	1,278,625
	Financials	12.82%	2,095,974
	Health Care	16.50%	2,696,775
	Industrials	12.68%	2,072,334
	Information Technology	20.68%	3,379,734
	Materials	1.46%	237,950
	Short-Term Investment	2.04%	332,662
	Other Assets Less Liabilities	0.08%	13,252
	Total	100.00%	$16,343,141

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$3,276,058
Aggregate gross unrealized depreciation				(176,376)

	Net unrealized appreciation			$3,099,682

				(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$15,997,226	$15,997,226	$-	$-
Short-Term Investment	332,662	332,662	-	-
Total	$16,329,888	$16,329,888	$-	$-

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 87.45%
Albemarle Corp.	$250,000	4.500%	12/15/2020	$264,685
American Express Credit Corp.	400,000	2.125%	7/27/2018	404,614
AT&T, Inc.	300,000	5.800%	2/15/2019	335,414
AT&T, Inc.	300,000	3.875%	8/15/2021	309,437
* Bayer Corp.	300,000	7.125%	10/1/2015	304,793
Branch Banking & Trust Co.	200,000	2.850%	4/1/2021	201,178
Commonwealth Edison Co.	75,000	4.000%	8/1/2020	80,091
ConocoPhillips	25,000	5.200%	5/15/2018	27,585
Corning, Inc.	200,000	6.625%	5/15/2019	232,165
CR Bard, Inc.	300,000	2.875%	1/15/2016	303,319
Delmarva Power & Light Co.	280,000	3.500%	11/15/2023	285,727
Diageo Capital PLC	180,000	4.850%	5/15/2018	195,089
DIRECTV Holdings LLC	300,000	3.125%	2/15/2016	303,555
Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	50,564
Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	130,921
EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	141,720
EMC Corp.	200,000	2.650%	6/1/2020	202,051
Entergy Gulf States Louisiana LLC	305,000	3.950%	10/1/2020	324,888
General Electric Capital Corp.	250,000	5.625%	5/1/2018	276,706
Hospira, Inc.	175,000	5.800%	8/12/2023	203,686
John Deere Capital Corp.	200,000	5.750%	9/10/2018	224,645
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	215,475
* MassMutual Global Funding II	250,000	2.300%	9/28/2015	251,125
Matson Navigation Co., Inc.	104,000	5.273%	7/29/2029	118,255
McKesson Corp.	75,000	5.700%	3/1/2017	80,404
Morgan Stanley	125,000	7.300%	5/13/2019	147,060
National City Bank of Indiana	300,000	4.250%	7/1/2018	318,610
* New York Life Global Funding	200,000	1.650%	5/15/2017	202,037
Nordstrom, Inc.	250,000	4.750%	5/1/2020	276,994
Northern States Power Co.	250,000	5.250%	10/1/2018	277,603
PepsiCo, Inc.	350,000	3.125%	11/1/2020	365,064
PNC Bank	100,000	2.200%	1/28/2019	100,479
Prudential Financial, Inc.	300,000	5.500%	3/15/2016	309,508
Public Service Co. of Colorado	300,000	3.200%	11/15/2020	312,743
SCANA Corp.	300,000	4.750%	5/15/2021	315,648
Snap-on, Inc.	250,000	4.250%	1/15/2018	266,420
Texas Instruments, Inc.	350,000	2.250%	5/1/2023	331,901
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	139,996
The Goldman Sachs Group, Inc.	200,000	6.150%	4/1/2018	222,376
The Hillshire Brands Co.	365,000	4.100%	9/15/2020	379,543
The Huntington National Bank	350,000	2.200%	4/1/2019	347,918
Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	202,028
The Southern Co.	300,000	2.375%	9/15/2015	301,060
The Travelers Cos., Inc.	250,000	5.900%	6/2/2019	285,887
Tyco Electronics Group	195,000	3.450%	8/1/2024	195,050
				(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Wal-Mart Stores, Inc.	$275,000	3.625%	7/8/2020	$292,716
Wells Fargo & Co.	200,000	5.625%	12/11/2017	219,744
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	271,987
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	201,101
Zimmer Biomet Holdings, Inc.	125,000	4.625%	11/30/2019	135,907

Total Corporate Bonds (Cost $11,857,570)				11,887,472

FEDERAL AGENCY OBLGATIONS - 3.67%
Fannie Mae REMICS, Series 142	22,628	3.500%	8/25/2029	23,623
Federal Home Loan Mortgage Corp.	175,000	1.625%	9/18/2019	174,809
Freddie Mac REMICS, Series 3971	29,059	3.000%	12/15/2026	29,977
Government National Mortgage Association,
Series 115	250,000	4.000%	9/20/2038	270,390

Total Federal Agency Obligations (Cost $504,852)				498,799

UNITED STATES TREASURY NOTE - 0.36%
United States Treasury Note	50,000	1.625%	11/15/2022	48,332

Total United States Treasury Note (Cost $47,659)				48,332

PREFERRED STOCKS - 4.88%	Shares	Dividend Rate
Consumer Discretionary - 0.55%
Comcast Corp.	3,000	5.000%		75,180
				75,180
Financials - 4.33%
BB&T Corp.	3,500	5.625%		84,455
Public Storage	3,000	6.500%		76,230
Raymond James Financial, Inc.	3,500	6.900%		91,560
State Street Corp.	3,150	6.000%		78,844
The Bank of New York Mellon Corp.	3,500	5.200%		84,070
The Goldman Sachs Group, Inc.	3,500	6.125%		88,690
US Bancorp	3,500	5.150%		85,295
				589,144

Total Preferred Stocks (Cost $664,346)				664,324

EXCHANGE-TRADED PRODUCTS - 1.10%	Shares
iShares Mortgage Real Estate Capped ETF	5,000			52,850
SPDR Barclays Short Term High Yield Bond ETF	3,345			96,704

Exchange-Traded Products (Cost $171,574)				149,554

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
	Shares		Value (Note 1)

COMMON STOCKS - 0.77%
Health Care - 0.36%
Johnson & Johnson	500		$48,730
			48,730
Telecommunications - 0.41%
Verizon Communications, Inc.	1,200		55,932
			55,932

Total Common Stocks (Cost $102,454)			104,662

SHORT-TERM INVESTMENT - 0.89%
§ Federated Prime Obligations Fund, 0.07%	121,023		121,023

Total Short-Term Investment (Cost $121,023)			121,023

Total Value of Investments (Cost $13,469,478 (a)) - 99.12%			$13,474,166

Other Assets Less Liabilities - 0.88%			120,005

Net Assets - 100%			$13,594,171

* Rule 144-A Security	The following acronyms are used in this portfolio:
	LLC - Limited Liability Company
	PLC - Public Limited Company

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$84,963
Aggregate gross unrealized depreciation			(80,275)

Net unrealized appreciation			$4,688

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	87.45%	$11,887,472
Federal Agency Obligations	3.67%	498,799
United States Treasury Note	0.36%	48,332
Preferred Stocks	4.88%	664,324
Exchange-Traded Products	1.10%	149,554
Health Care	0.36%	48,730
Telecommunications	0.41%	55,932
Short-Term Investment	0.89%	121,023
Other Assets Less Liabilities	0.88%	120,005
Total	100.00%	$13,594,171
			(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$11,887,472	$-	$11,887,472	$-
Federal Agency Obligations	498,799	-	498,799	-
United States Treasury Note	48,332	48,332	-	-
Preferred Stocks	664,324	664,324	-	-
Exchange-Traded Products	149,554	149,554	-	-
Health Care	48,730	48,730	-	-
Telecommunications	55,932	55,932	-	-
Short-Term Investment	121,023	121,023	-	-
Total	$13,474,166	$1,087,895	$12,386,271	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/Katherine M. Honey
Date: August 21, 2015	Katherine M. Honey President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Katherine M. Honey
Date: August 21, 2015	Katherine M. Honey President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/Ashley E. Harris
Date: August 21, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund